FINANCIAL INSTRUMENTS - Fair value hierarchy - Transfer between different levels of fair value hierarchy (Details)	12 Months Ended
Dec. 31, 2020 CNY (¥)
FINANCIAL INSTRUMENTS [abstract]
Amounts transferred between different levels of fair value hierarchy	¥ 0